                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March  31, 2005
                                               ---------------

Check here if Amendment [ ]; Amendment Number: _____
    This Amendment (Check only one.):   [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Chesley, Taft & Associates, LLC
Address:    10 South LaSalle Street, Suite 3250
            Chicago, Illinois 60603


Form 13F File Number: 28-10082


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Faris F. Chesley
Title:   Manager
Phone:   312/873-1260


Signature, Place, and Date of Signing:

         /s/ Faris F. Chesley              Chicago, Illinois     April 21, 2005

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0


Form 13F Information Table Entry Total:   123


Form 13F Information Table Value Total:   356615
                                        (thousands)


List of Other Included Managers:  NONE



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.


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
                                                     FORM 13F INFORMATION TABLE

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                                                                                                                     COLUMN 8
COLUMN 1                            COLUMN 2  COLUMN 3  COLUMN 4       COLUMN 5           COLUMN 6   COLUMN 7    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                             TITLE OF             VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER
 ISSUER                              CLASS     CUSIP    [x$1000]  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                           COM     88579y101      4660   54381    SH              Sole                44731           9650
AFLAC Inc                            COM     001055102       717   19233    SH              Sole                18033           1200
Abbott Labs                          COM     002824100      1532   32854    SH              Sole                23388           9466
Accenture, Ltd.                      COM     G1150G111      2098   86860    SH              Sole                72910          13950
Adobe Systems Inc.                   COM     00724F101      2797   41645    SH              Sole                35045           6600
Advance Auto Parts, Inc.             COM     00751Y106     10341  204970    SH              Sole                43350         161620
Alcon Inc.                           COM     h01301102       286    3200    SH              Sole                  450           2750
Altera Corp                          COM     021441100       633   32018    SH              Sole                24878           7140
Altria Group Inc.                    COM     02209s103       417    6381    SH              Sole                 5981            400
Ambac Financial Group, Inc.          COM     023139108      4388   58700    SH              Sole                18605          40095
American Express                     COM     025816109       349    6800    SH              Sole                 6200            600
American International Group         COM     026874107       259    4680    SH              Sole                 3720            960
Amgen, Inc.                          COM     031162100      1426   24495    SH              Sole                18095           6400
Apollo Group Inc                     COM     037604105      2862   38650    SH              Sole                33330           5320
Autodesk, Inc.                       COM     052769106      3378  113492    SH              Sole                93292          20200
BB&T Corp                            COM     054937107       280    7175    SH              Sole                 7175
BP PLC ADR United Kingdom            COM     055622104      3937   63096    SH              Sole                 9743          53353
Bank of America Corporation          COM     060505104      7848  177962    SH              Sole                23300         154662
Becton Dickinson & Company           COM     075887109       245    4200    SH              Sole                 4200
Bed Bath & Beyond, Inc.              COM     075896100      7400  202524    SH              Sole                63240         139284
Berkshire Hathaway Inc-Cl B          COM     084670207       208      73    SH              Sole                                  73
Bristol Meyers Squibb Co             COM     110122108       258   10139    SH              Sole                  160           9979
Caremark RX Inc                      COM     141705103     12825  322400    SH              Sole                76005         246395
Century Telephone Enterprises        COM     156700106       246    7504    SH              Sole                 3117           4387
ChevronTexaco Corp                   COM     166764100      5043   86486    SH              Sole                 5286          81200
Cisco Systems                        COM     17275R102      4510  252096    SH              Sole               189591          62505
Citigroup Inc.                       COM     172967101      7223  160727    SH              Sole                15567         145160

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
                                                     FORM 13F INFORMATION TABLE

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                                                                                                                     COLUMN 8
COLUMN 1                            COLUMN 2  COLUMN 3  COLUMN 4       COLUMN 5           COLUMN 6   COLUMN 7    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                             TITLE OF             VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER
 ISSUER                              CLASS     CUSIP    [x$1000]  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Clorox Co                            COM     189054109       252    4000    SH              Sole                  900           3100
Coca-Cola Co                         COM     191216100       787   18895    SH              Sole                14820           4075
Cognizant Technology Solutions       COM     192446102      1603   34695    SH              Sole                27420           7275
Colgate Palmolive Company            COM     194162103       230    4405    SH              Sole                 4405
Comcast Corp-Cl A                    COM     20030N101      6036  178681    SH              Sole                10310         168371
Conagra, Inc                         COM     205887102       278   10300    SH              Sole                  700           9600
Consolidated-Tomoka Land Co.         COM     210226106       367    6409    SH              Sole                                6409
Covance, Inc.                        COM     222816100      7639  160445    SH              Sole                37920         122525
Danaher Corp                         COM     235851102      3142   58820    SH              Sole                49480           9340
Dell Inc.                            COM     247025109      2697   70207    SH              Sole                56707          13500
Devon Energy Corporation             COM     25179m103       235    4920    SH              Sole                 4920
Dow Chemical Corporation             COM     260543103       404    8100    SH              Sole                 3500           4600
EMC Corporation                      COM     268648102       293   23750    SH              Sole                21600           2150
Ecolab Inc.                          COM     278865100      1154   34925    SH              Sole                27300           7625
Emerson Electric                     COM     291011104       370    5700    SH              Sole                 4850            850
Express Scripts Inc Cl A             COM     302182100      4695   53850    SH              Sole                45175           8675
Exxon Mobil Corp                     COM     30231G102      8440  141614    SH              Sole                34248         107366
FedEx Corp                           COM     31428x106      2362   25145    SH              Sole                20645           4500
Fiserv Inc.                          COM     337738108      4735  118974    SH              Sole                 6137         112837
Fortune Brands                       COM     349631101      7312   90685    SH              Sole                15015          75670
Freddie Mac                          COM     313400301       539    8525    SH              Sole                 7525           1000
General Electric Co.                 COM     369604103      9908  274778    SH              Sole               104890         169888
Grainger WW Inc                      COM     384802104       399    6405    SH              Sole                 3955           2450
Harley Davidson Inc.                 COM     412822108      5400   93496    SH              Sole                23421          70075
Headwaters, Inc.                     COM     42210P102       387   11800    SH              Sole                               11800
Health Grades, Inc.                  COM     42218Q102        41   10000    SH              Sole                               10000
Health Management Associates,        COM     421933102      1059   40452    SH              Sole                36352           4100
Hormel Foods Corp                    COM     440452100       218    7000    SH              Sole                                7000
Illinois Tool Works                  COM     452308109      3261   36421    SH              Sole                29921           6500
Intel Corporation                    COM     458140100      3505  150894    SH              Sole               113699          37195
International Business Machine       COM     459200101     12101  132428    SH              Sole                40645          91783
JPMorgan Chase & Co.                 COM     46625h100      8164  235953    SH              Sole                32894         203059
Jacobs Engineering                   COM     469814107      2959   56990    SH              Sole                51390           5600
Johnson & Johnson                    COM     478160104      9610  143085    SH              Sole                56850          86235
Johnson Controls, Inc.               COM     478366107      4152   74463    SH              Sole                48738          25725
Kimberly Clark Corporation           COM     494368103       777   11820    SH              Sole                 7720           4100
L-3 Communications Holdings, I       COM     502424104       981   13820    SH              Sole                11720           2100

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
                                                     FORM 13F INFORMATION TABLE

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                                                                                                                     COLUMN 8
COLUMN 1                            COLUMN 2  COLUMN 3  COLUMN 4       COLUMN 5           COLUMN 6   COLUMN 7    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                             TITLE OF             VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER
 ISSUER                              CLASS     CUSIP    [x$1000]  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corporation            COM     530718105       146   14111    SH              Sole                 3111          11000
Linear Technology Corp               COM     535678106       740   19325    SH              Sole                12450           6875
Lowes Companies Inc.                 COM     548661107      8482  148565    SH              Sole                19300         129265
Lucent Technologies Inc.             COM     549463107        43   15471    SH              Sole                 1800          13671
MBNA Corp                            COM     55262L100     10666  434480    SH              Sole               147459         287021
McDonalds Corporation                COM     580135101       233    7491    SH              Sole                 6585            906
Medtronic Inc.                       COM     585055106      7348  144219    SH              Sole                65724          78495
Merck                                COM     589331107       411   12697    SH              Sole                 9300           3397
Microsoft Corporation                COM     594918104      5990  247839    SH              Sole                85679         162160
Morgan Stanley Dean Witter Dis       COM     617446448       315    5506    SH              Sole                                5506
National Fuel Gas Co                 COM     636180101       486   17000    SH              Sole                               17000
Northern Trust Company               COM     665859104       757   17436    SH              Sole                 8886           8550
Nurses Network Com Inc               COM     670577105         0   34482    SH              Sole                               34482
Omnicom Group                        COM     681919106      1343   15175    SH              Sole                12500           2675
Paychex Inc.                         COM     704326107       328    9997    SH              Sole                 9432            565
Pepsico Inc.                         COM     713448108      1479   27882    SH              Sole                21657           6225
Pfizer, Inc                          COM     717081103      3471  132136    SH              Sole                80680          51456
Privatebancorp Inc                   COM     742962103       531   16900    SH              Sole                 9200           7700
Procter & Gamble Company             COM     742718109      3543   66840    SH              Sole                48300          18540
Qualcomm Inc.                        COM     747525103       994   27125    SH              Sole                21350           5775
Quest Diagnostics, Inc.              COM     74834l100      5630   53550    SH              Sole                               53550
Royal Dutch Petroleum                COM     780257804       488    8121    SH              Sole                 1821           6300
SLM Corp                             COM     78442P106      1168   23440    SH              Sole                21040           2400
Sara Lee Corp                        COM     803111103       503   22717    SH              Sole                17911           4806
Schlumberger Ltd                     COM     806857108       200    2841    SH              Sole                 2691            150
Servicemaster Co. (The)              COM     81760N109       320   23675    SH              Sole                  900          22775
Sprint Corp                          COM     852061100       325   14295    SH              Sole                 4125          10170
St. Jude Medical                     COM     790849103      1458   40500    SH              Sole                33580           6920
Starbucks Corp                       COM     855244109      5586  108128    SH              Sole                93678          14450
Stericycle Inc.                      COM     858912108      3278   74160    SH              Sole                60635          13525
Stryker Corporation                  COM     863667101       250    5600    SH              Sole                 4900            700
Suntrust Banks Inc                   COM     867914103       314    4350    SH              Sole                  450           3900
Symantec Corp                        COM     871503108       615   28850    SH              Sole                24700           4150
Sysco Corp                           COM     871829107     10715  299297    SH              Sole               102275         197022
Target Inc.                          COM     87612E106      3429   68562    SH              Sole                55930          12632
Teva Pharmaceutical Industries       COM     881624209     10277  331610    SH              Sole                95130         236480
Texas Instruments Inc.               COM     882508104       981   38475    SH              Sole                30000           8475

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
                                                     FORM 13F INFORMATION TABLE

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                                                                                                                     COLUMN 8
COLUMN 1                            COLUMN 2  COLUMN 3  COLUMN 4       COLUMN 5           COLUMN 6   COLUMN 7    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                             TITLE OF             VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER
 ISSUER                              CLASS     CUSIP    [x$1000]  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp             COM     913017109       244    2405    SH              Sole                 1655            750
UnitedHealth Group, Inc.             COM     91324p102      3817   40023    SH              Sole                33045           6978
Videorec Technologies-Private        COM     926990656         0   18438    SH              Sole                               18438
Wachovia Corp                        COM     929903102       734   14427    SH              Sole                 8802           5625
Wal Mart Stores, Inc.                COM     931142103       909   18135    SH              Sole                13735           4400
Walgreen Company                     COM     931422109     13968  314449    SH              Sole               104591         209858
WellPoint, Inc.                      COM     94973V107      6159   49137    SH              Sole                 4120          45017
Wells Fargo & Co.-New                COM     949746101     11514  192539    SH              Sole                67849         124690
William Wrigley Jr Co                COM     982526105       540    8236    SH              Sole                                8236
Zimmer Holdings, Inc.                COM     98956P102      9639  123885    SH              Sole                36060          87825
John Hancock Inc. Sec.               ETF     410123103       163   11000    SH              Sole                               11000
Nuveen Prem Income Mun Fund 2        ETF     67063W102       332   24000    SH              Sole                               24000
SPDR Trust, Series 1                 ETF     78462f103       855    7245    SH              Sole                 3445           3800
iShares Lehman US Treasury INF       ETF     464287176      1335   12675    SH              Sole                 2475          10200
iShares MSCI EAFE Index Fund         ETF     464287465      2811   17695    SH              Sole                15170           2525
iShares MSCI Emerging Mkt            ETF     464287234      1230    6065    SH              Sole                 1860           4205
iShares MSCI Japan Index Fund        ETF     464286848      1874  178610    SH              Sole                29860         148750
iShares S&P SmallCap 600 Index       ETF     464287804      1223    7700    SH              Sole                 6085           1615
iShares Trust S&P MidCap 400 I       ETF     464287507      1910   14529    SH              Sole                13121           1408
iShares tr Lehman 1-3 Year           ETF     464287457       235    2900    SH              Sole                 1850           1050
Merrill Lynch Capital Trust 7.       PFD     59021k205       203    7725    SH              Sole                                7725
Royal Bk Scotland Group Plc 6.       PFD     780097796      1419   56100    SH              Sole                 5200          50900
REPORT SUMMARY                           123 DATA RECORDS 356615       0              OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED